UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: MARCH 31, 2006
                         --------------

Date of reporting period:  SEPTEMBER 30, 2005
                           ------------------

ITEM 1. REPORT TO STOCKHOLDERS.
-------------------------------

                              WOMEN'S EQUITY FUND
                               SEMI-ANNUAL REPORT

                           (WOMEN'S EQUITY FUND LOGO)
                                Six Months Ended
                               September 30, 2005

October 21, 2005

Dear Shareholders:

  "How Women Lead" is the feature article in the October 24, 2005 issue of Newsweek. While the stories about twenty powerful women and the lessons they have learned are inspiring, the statistics and numbers given in the article remind us that in the thirty years since women first started entering the workplace in large numbers, there is still so much we need to do to level the playing field. Women make up 46 percent of the US labor force, but in the Fortune 500 companies, women represent 9 percent of CEO positions, 16 percent of corporate officers, and hold only 14 percent of the board seats. In politics, only 14 percent of senators and 15 percent of the representatives in the House are women. We need to take real action. This fall, Women's Equity Fund is joining with other socially responsible investors to initiate a letter writing campaign, asking companies in our portfolio to ensure that their board nominating committees have specific policies to address diversity. We are happy to help companies identify approaches to increase the pool of diverse, qualified candidates by working with the Alliance for Board Diversity and other women and minority organizations throughout the United States.

  After several years of generally satisfying returns, both in absolute terms and relative to the market, the last two calendar quarters have proved challenging ones for the Women's Equity Fund. According to the Fund's portfolio manager, much of the disappointing results can be attributed to two factors: the Fund's position with respect to the energy sector and the Fund's long held emphasis on companies we judge to be of superior financial quality.

  Like most observers of the energy markets a year ago, we did not anticipate the rapid and sustained rise in energy prices that continues to dominate financial markets today. This perspective led us to under weight this sector relative to the market as a whole. Even more importantly, we avoided those energy companies with the greatest leverage to high oil prices, instead focusing on companies with stronger financial histories and more diversified business strategies. As it turned out, the best performing energy stocks were those narrowly focused on either exploration or refining. Thus far during calendar year 2005, the stocks of many such companies have risen sharply, sometimes even doubling, while the returns for the overall market, excluding energy, have been roughly unchanged.

  The second source of the recent performance shortfall derives from a key aspect of the Fund's fundamental investment strategy. Our approach has always included a rigorous examination of the financial strength of the companies we select. Our goal has been to focus on companies with histories of consistent results, solid profitability and superior earnings quality. While we believe this strategy has added significantly to performance over long periods of time, stocks of some of the financially strongest companies have fared poorly in this year's market. For example, stocks designated in the top three quality ranks by Standard and Poor's (A+, A, A-) are on average approximately unchanged for the first three quarter of 2005, while those ranked lower have, on average, produced positive results of between 5% and 10% during the same period.

  While we continuously reassess our investment strategy in light of changing conditions, we have confidence that the current strategy will ultimately prove rewarding for Fund shareholders. With respect to the energy sector, we believe that energy prices are likely to moderate and that this could rapidly deflate the stocks of those companies most leveraged to energy prices. It's true that the rise in energy prices thus far this year reflects a broad based increase in demand from the world's developing and mature economies that is unlikely to reverse sharply. Nonetheless, we believe that in time, rising prices will encourage more energy development and slow the growth in demand. While the costs of energy production will continue to rise, today's prices are, according to almost all analyses, well above the range needed to spur greater supply of both oil and alternative fuels.

  We have particular confidence that our quality focus will once again prove profitable. Indeed, we believe that there are an unusual number of financially strong companies available today at attractive prices. For many of these, the recent disappointing results reflect the swings in market preferences rather than a shortfall in earnings or a deterioration of business fundamentals. While it is impossible to know when these preferences will again shift, we believe that the increasing underlying value of such companies will ultimately be well rewarded in the marketplace.

  As of September 30, 2005 the Women's Equity Fund's average total returns were as follows:
                        One       Three       Five        Ten   From inception
                        Year      Years      Years       Years     10/1/93
                        ----      -----      -----       -----     -------
Women's Equity Fund      4.60%    12.61%      2.02%       9.15%       8.74%
S&P 500 Index           12.25%    16.72%     -1.49%       9.49%      10.54%

  Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 888-552-9363 or visiting www.womens-equity.com.

  The Fund imposes a 2.00% redemption fee on shares held for less than two months.

  We appreciate your investment in the Women's Equity Fund and always welcome your comments and suggestions.

  Sincerely yours,

/s/  Linda C.Y. Pei
  Linda C.Y. Pei
  President

MUTUAL FUND INVESTING INVOLVES RISK.  PRINCIPAL LOSS IS POSSIBLE.

The opinions expressed above are those of the fund manager, are subject to change, and any forecasts made cannot be guaranteed.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. One cannot invest directly in an index.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Please see the attached Semi-Annual Report for fund holdings.

This material must be preceded or accompanied by a current prospectus.

Quasar Distributors, LLC, Distributor.  (11/05)

SECTOR ALLOCATION at September 30, 2005 (Unaudited)

          Consumer Discretionary                             9.8%
          Consumer Staples                                  10.8%
          Energy                                             7.4%
          Financials                                        21.5%
          Telecommunication Services                         1.3%
          Health Care                                       17.3%
          Industrials                                       11.6%
          Information Technology                            12.5%
          Materials                                          5.9%
          MicrofinanceSecurities                             1.5%
          Cash*<F1>                                          0.4%

*<F1>  Cash equivalents and other assets less liabilities.

EXPENSE EXAMPLE For the Six Months Ended September 30, 2005 (Unaudited)

  As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/05 - 9/30/05).

ACTUAL EXPENSES

  The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently, the Fund's transfer agent charges a $15.00 fee. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares less than two months after you purchase them. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                           Beginning          Ending          Expenses Paid
                            Account          Account        During the Period
                         Value 4/1/05     Value 9/30/05   4/1/05 - 9/30/05*<F2>
                         ------------     -------------   ---------------------
Actual                      $1,000            $ 996               $7.51
Hypothetical (5% annual
  return before expenses)    1,000            1,018                7.59

*<F2> Expenses are equal to the Fund's annualized expense ratio of 1.50% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

SCHEDULE OF INVESTMENTS at September 30, 2005 (Unaudited)

    SHARES                                                         VALUE
    ------                                                         -----
COMMON STOCKS: 98.1%
AUTOMOBILES & COMPONENTS: 1.4%
     4,000  Harley-Davidson, Inc.                               $   193,760
     8,500  Lear Corp.                                              288,745
                                                                -----------
                                                                    482,505
                                                                -----------
BANKS: 13.4%
    17,000  AmSouth Bancorp                                         429,420
    18,000  Bank of America Corp.                                   757,800
    12,000  Comerica, Inc.                                          706,800
    13,525  Commerce Bancshares, Inc.                               696,267
     4,000  SunTrust Banks, Inc.                                    277,800
    13,000  Wachovia Corp.                                          618,670
     8,000  Wells Fargo & Co.                                       468,560
    18,000  Wilmington Trust Corp.                                  656,100
                                                                -----------
                                                                  4,611,417
                                                                -----------
CAPITAL GOODS: 10.0%
     8,500  3M Co.                                                  623,560
     5,000  Carlisle Cos., Inc.                                     317,850
    12,000  Dover Corp.                                             489,480
     9,500  Illinois Tool Works, Inc.                               782,135
     8,000  Teleflex, Inc.                                          564,000
    10,800  W.W. Grainger, Inc.                                     679,536
                                                                -----------
                                                                  3,456,561
                                                                -----------
CONSUMER DURABLES & APPAREL: 2.2%
    12,000  Leggett & Platt, Inc.                                   242,400
     6,500  Nike, Inc. - Class B                                    530,920
                                                                -----------
                                                                    773,320
                                                                -----------
DIVERSIFIED FINANCIALS: 5.8%
     3,000  The Charles Schwab Corp.                                 43,290
    13,000  MBNA Corp.                                              320,320
    11,500  Northern Trust Corp.                                    581,325
     8,000  State Street Corp.                                      391,360
    10,000  T. Rowe Price Group, Inc.                               653,000
                                                                -----------
                                                                  1,989,295
                                                                -----------
ENERGY: 7.4%
     6,500  Apache Corp.                                            488,930
    29,000  BP PLC - Sponsored ADR                                2,054,650
                                                                -----------
                                                                  2,543,580
                                                                -----------

FOOD & STAPLES RETAILING: 3.2%
    14,000  Costco Wholesale Corp.                                  603,260
    15,600  Sysco Corp.                                             489,372
                                                                -----------
                                                                  1,092,632
                                                                -----------
FOOD BEVERAGE & TOBACCO: 3.6%
    10,000  The Hershey Co.                                         563,100
    12,000  PepsiCo, Inc.                                           680,520
                                                                -----------
                                                                  1,243,620
                                                                -----------
HEALTH CARE EQUIPMENT & SERVICES: 9.1%
     6,000  Beckman Coulter, Inc.                                   323,880
     7,000  Becton, Dickinson & Co.                                 367,010
    13,000  Biomet, Inc.                                            451,230
     7,000  C.R. Bard, Inc.                                         462,210
    11,000  Henry Schein, Inc.*<F3>                                 468,820
    10,500  Medtronic, Inc.                                         563,010
     5,200  Respironics, Inc.*<F3>                                  219,336
     6,000  Stryker Corp.                                           296,580
                                                                -----------
                                                                  3,152,076
                                                                -----------
HOUSEHOLD & PERSONAL PRODUCTS: 4.0%
    10,500  Avon Products, Inc.                                     283,500
    12,000  Colgate-Palmolive Co.                                   633,480
    13,300  The Estee Lauder
              Cos., Inc. - Class A                                  463,239
                                                                -----------
                                                                  1,380,219
                                                                -----------
INSURANCE: 2.3%
     9,000  Chubb Corp.                                             805,950
                                                                -----------
MATERIALS: 6.0%
     7,000  Aptargroup, Inc.                                        348,670
    13,800  Bemis Co.                                               340,860
    12,000  Ecolab, Inc.                                            383,160
    11,000  Praxair, Inc.                                           527,230
     7,000  Sigma-Aldrich Corp.                                     448,420
                                                                -----------
                                                                  2,048,340
                                                                -----------
MEDIA: 1.6%
     8,500  McClatchy Co. - Class A                                 554,455
                                                                -----------
PHARMACEUTICALS & BIOTECHNOLOGY: 8.2%
     7,000  Amgen, Inc.*<F3>                                        557,690
     9,000  GlaxoSmithKline PLC - ADR                               461,520
    10,000  Johnson & Johnson                                       632,800
     9,000  Novartis AG - ADR                                       459,000
    11,000  Pfizer, Inc.                                            274,670
    13,000  Teva Pharmaceutical
              Industries, Ltd. - Sponsored ADR                      434,460
                                                                -----------
                                                                  2,820,140
                                                                -----------
RETAILING: 4.6%
    12,000  Home Depot, Inc.                                        457,680
    15,000  Ross Stores, Inc.                                       355,500
    16,000  Staples, Inc.                                           341,120
    20,000  TJX Cos., Inc.                                          409,600
                                                                -----------
                                                                  1,563,900
                                                                -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 3.0%
    22,000  Applied Materials, Inc.                                 373,120
    27,000  Intel Corp.                                             665,550
                                                                -----------
                                                                  1,038,670
                                                                -----------
SOFTWARE & SERVICES: 4.6%
     7,400  Adobe Systems, Inc.                                     220,890
     5,500  Automatic Data Processing, Inc.                         236,720
    28,800  Microsoft Corp.                                         741,024
    31,000  Oracle Corp.*<F3>                                       384,090
                                                                -----------
                                                                  1,582,724
                                                                -----------
TECHNOLOGY HARDWARE & EQUIPMENT: 4.8%
    15,000  Dell, Inc.*<F3>                                         513,000
     6,000  International Business Machines Corp.                   481,320
    22,000  Nokia Corp. - Sponsored ADR                             372,020
     7,700  Zebra Technologies Corp. - Class A*<F3>                 300,993
                                                                -----------
                                                                  1,667,333
                                                                -----------
TELECOMMUNICATION SERVICES: 1.3%
       500  Alltel Corp.                                             32,555
     9,000  BellSouth Corp.                                         236,700
     7,000  SBC Communications, Inc.                                167,790
                                                                -----------
                                                                    437,045
                                                                -----------
TRANSPORTATION: 1.6%
     8,000  United Parcel Service, Inc. - Class B                   553,040
                                                                -----------
TOTAL COMMON STOCKS
  (cost $28,713,117)                                             33,796,822
                                                                -----------
PRINCIPAL
  AMOUNT
  ------
MICROFINANCE SECURITIES: 1.5%
  $500,000  Blue Orchard Microfinance Securities
              I, LLC, 4.936%, 7/31/11+<F4>
              (cost $500,000)                                       510,000
                                                                -----------
   SHARES
   ------
SHORT-TERM INVESTMENT: 0.4%
MONEY MARKET INVESTMENT: 0.4%
   134,780  Federated Cash Trust Money Market
              (cost $134,780)                                       134,780
                                                                -----------
TOTAL INVESTMENTS IN SECURITIES
  (cost $29,347,897):  100.0%                                    34,441,602
Other Assets in excess
  of Liabilities: < 0.1%                                              9,012
                                                                -----------
NET ASSETS: 100.0%                                              $34,450,614
                                                                -----------
                                                                -----------

*<F3>     Non-income producing security.
+<F4> Restricted security purchased in private placement transaction and valued at its fair value under the supervision of the Board of Trustees. See Note 7.
ADR - American Depositary Receipt.

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES at September 30, 2005 (Unaudited)

ASSETS
  Investments in securities, at value (cost $29,347,897)        $34,441,602
  Receivables:
     Investments sold                                               465,244
     Fund shares sold                                                35,898
     Dividends and interest                                          41,800
  Prepaid expenses                                                   12,202
                                                                -----------
       Total assets                                              34,996,746
                                                                -----------
LIABILITIES
  Payables:
     Investments purchased                                          465,790
     Fund shares redeemed                                             4,753
     Advisory fees                                                   17,543
     Administration fees                                              5,601
     Custody fees                                                       922
     Distribution fees                                               22,320
     Fund accounting fees                                             7,825
     Transfer agent fees                                             18,433
     Chief compliance officer fees                                    2,500
  Accrued expenses and other liabilities                                445
                                                                -----------
       Total liabilities                                            546,132
                                                                -----------
NET ASSETS                                                      $34,450,614
                                                                -----------
                                                                -----------
  Net asset value, offering and redemption price per share
    ($34,450,614/1,688,680 shares outstanding; unlimited
    number of shares authorized without par value)                   $20.40
                                                                     ------
                                                                     ------
COMPONENTS OF NET ASSETS
  Paid-in capital                                               $28,746,052
  Accumulated net investment income                                 127,025
  Accumulated net realized gain on investments                      483,832
  Net unrealized appreciation on investments                      5,093,705
                                                                -----------
       Net assets                                               $34,450,614
                                                                -----------
                                                                -----------

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the Six Months Ended September 30, 2005 (Unaudited)

INVESTMENT INCOME
  Income
     Dividends (net of $1,479 foreign withholding tax)            $ 295,627
     Interest                                                        22,317
                                                                  ---------
       Total income                                                 317,944
                                                                  ---------
  Expenses
     Advisory fees                                                  173,446
     Distribution fees                                               43,361
     Administration fees                                             34,689
     Transfer agent fees                                             24,066
     Fund accounting fees                                            13,035
     Registration fees                                                8,775
     Audit fees                                                       8,273
     Miscellaneous                                                    2,271
     Reports to shareholders                                          6,518
     Chief compliance officer fees                                    5,000
     Custody fees                                                     3,309
     Legal fees                                                       3,009
     Trustee fees                                                     3,009
     Insurance expense                                                  953
                                                                  ---------
       Total expenses                                               329,714
       Less: fees waived (see Note 3)                               (69,545)
                                                                  ---------
       Net expenses                                                 260,169
                                                                  ---------
           NET INVESTMENT INCOME                                     57,775
                                                                  ---------
  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                                  481,736
  Change in net unrealized appreciation/(depreciation)
    on investments                                                 (651,985)
                                                                  ---------
     Net realized and unrealized loss on investments               (170,249)
                                                                  ---------
       NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS       $(112,474)
                                                                  ---------
                                                                  ---------

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                        SIX MONTHS ENDED         YEAR ENDED
                                     SEPTEMBER 30, 2005#<F6>   MARCH 31, 2005
                                     -----------------------   --------------
  INCREASE (DECREASE) IN
    NET ASSETS FROM:
  OPERATIONS
  Net investment income                       $    57,775        $    78,864
  Net realized gain on investments                481,736            138,543
  Change in net unrealized appreciation/
    depreciation on investments                  (651,985)          1,156,359
                                              -----------        -----------
     NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS                 (112,474)         1,373,766
                                              -----------        -----------
  DISTRIBUTION TO SHAREHOLDERS
  From net investment income                           --            (25,989)
                                              -----------        -----------
  CAPITAL SHARE TRANSACTIONS
  Net increase in net assets derived
    from net change in outstanding
    shares  (a)<F5> (b)<F7>                     1,576,040         10,037,312
                                              -----------        -----------
     Total increase in net assets               1,463,566         11,385,089
                                              -----------        -----------
  NET ASSETS
  Beginning of period                          32,987,048         21,601,959
                                              -----------        -----------
  End of period (including accumulated
    net investment income of $127,025
    and $69,250, respectively)                $34,450,614        $32,987,048
                                              -----------        -----------
                                              -----------        -----------

(a)<F5> A summary of capital share transactions is as follows:


                                                   SIX MONTHS ENDED                               YEAR ENDED
                                               SEPTEMBER 30, 2005#<F6>                          MARCH 31, 2005
                                               -----------------------                          --------------
                                             Shares               Value                 Shares                 Value
                                             ------               -----                 ------                 -----
Shares sold                                  212,912             $4,364,059               622,701            $12,521,562
Shares reinvested                                 --                     --                 1,190                 24,917
Shares redeemed (b)<F7>                     (135,304)            (2,788,019)             (126,044)            (2,509,167)
                                            --------             ----------              --------            -----------
Net increase                                  77,608             $1,576,040               497,847            $10,037,312
                                            --------             ----------              --------            -----------
                                            --------             ----------              --------            -----------


#<F6>     Unaudited.
(b)<F7>   Net of redemption fees of $327 and $803, respectively.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period


                                            SIX MONTHS
                                              ENDED
                                          SEPTEMBER 30,                              YEAR ENDED MARCH 31,
                                            2005#<F8>         2005            2004           2003            2002          2001
                                            ---------         ----            ----           ----            ----          ----
  Net asset value,
    beginning of period                      $20.48          $19.40          $14.67         $18.50          $17.41        $20.76
                                             ------          ------          ------         ------          ------        ------
  INCOME FROM INVESTMENT
    OPERATIONS:
     Net investment
       income (loss)                           0.03            0.05           (0.01)          0.01           (0.03)        (0.07)
     Net realized and unrealized
       gain (loss) on investments             (0.11)           1.05            4.74          (3.84)           1.66         (1.87)
                                             ------          ------          ------         ------          ------        ------
  Total from
    investment operations                     (0.08)           1.10            4.73          (3.83)           1.63         (1.94)
                                             ------          ------          ------         ------          ------        ------

  LESS DISTRIBUTIONS:
     From net
       investment income                         --           (0.02)             --             --              --            --
     From net realized gain                      --              --              --             --           (0.54)        (1.41)
                                             ------          ------          ------         ------          ------        ------
  Total distributions                            --           (0.02)             --             --           (0.54)        (1.41)
                                             ------          ------          ------         ------          ------        ------
  Paid in capital from
    redemption fees (see Note 2)               0.00*<F9>       0.00*<F9>         --             --              --            --
                                             ------          ------          ------         ------
Net asset value, end of period               $20.40          $20.48          $19.40         $14.67          $18.50        $17.41
                                             ------          ------          ------         ------          ------        ------
                                             ------          ------          ------         ------          ------        ------
  Total return                                (0.39)%^<F10>    5.66%          32.24%        (20.75)%          9.59%        (9.87)%

  RATIOS/SUPPLEMENTAL DATA:
  Net assets,
    end of period (millions)                  $34.5           $33.0           $21.6          $12.9           $12.7         $10.6
  RATIO OF EXPENSES TO
    AVERAGE NET ASSETS:
  Before fees waived and
    expenses absorbed                          1.90%+<F11>     1.98%           2.14%          2.48%           2.62%         2.48%
  After fees waived and
    expenses absorbed                          1.50%+<F11>     1.50%           1.50%          1.50%           1.50%         1.50%
  RATIO OF NET INVESTMENT INCOME (LOSS)
    TO AVERAGE NET ASSETS:
  Before fees waived and
    expenses absorbed                         (0.07)%+<F11>   (0.18)%         (0.67)%        (1.01)%         (1.33)%       (1.35)%
  After fees waived and
    expenses absorbed                          0.33%+<F11>     0.30%          (0.03)%        (0.03)%         (0.21)%       (0.37)%
  Portfolio turnover rate                      7.24%^<F10>     8.08%          15.50%         16.31%          14.64%        16.24%


#<F8>     Unaudited.
*<F9>     Amount is less than $0.01 per share.
^<F10>    Not Annualized.
+<F11>    Annualized.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

 NOTE 1 - ORGANIZATION

  The Women's Equity Fund (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Women's Equity Fund began operations on October 1, 1993. The investment objective of the Women's Equity Fund is to provide long-term capital appreciation.

 NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security Valuation. Securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on Nasdaq shall be valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on Nasdaq shall be valued at the most recent trade price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

B. Redemption Fee. The Fund charges a 2% redemption fee on the value of shares redeemed that are held for less than two months. This fee will not be imposed on shares acquired through the reinvestment of dividends or other distributions. The fee is payable to the Fund and is intended to benefit the remaining shareholders by reducing the costs of short-term trading.

C. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provisions are required. The Fund's tax year end was January 31, and has changed to March 31 starting with 2005. At March 31, 2005, the Fund had a capital loss carryforward available for federal income tax purposes of $2,910, which expires in 2013, to offset future gains.

D. Security Transactions, Dividend Income and Distributions. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

E. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

 NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

  FEMMX Financial, Inc. (the "Advisor") provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% of the average daily net assets of the Funds. For the six months ended September 30, 2005, the Women's Equity Fund incurred $173,446 in advisory fees. Boston Trust Investment Management, Inc. (the "Sub-Advisor") acts as Sub-Advisor to the Fund and is entitled to compensation for its services from the Advisor.'

  The Fund is responsible for its own operating expenses. The Advisor has agreed to limit the Fund's total expenses to not more than 1.50% of average daily net assets. Any fee withheld and/or any Fund expense absorbed by the Advisor pursuant to an agreed-upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, any time before the end of the third fiscal year following the year to which the fees waived and expenses absorbed relate, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. Any such reimbursement is also contingent upon Board of Trustee review and approval prior to the time the reimbursement is initiated. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement. For the six months ended September 30, 2005, the Advisor waived fees of $69,545.

  At September 30, 2005, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund that may be reimbursed was $431,412. The Advisor may recapture a portion of the above amount no later than the dates as stated below:

                                      March 31,
            ------------------------------------------------------------
            2006               2007              2008               2009
            ----               ----              ----               ----
          $123,617           $109,896          $128,354           $69,545

  U.S. Bancorp Fund Services, LLC ("USBFS"), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund's Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountant; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals.

  For its services, the Administrator receives a monthly fee at the following annual rate:

         Under $15 million                $30,000
         $15 to $50 million               0.20% of average daily net assets
         $50 to $100 million              0.15% of average daily net assets
         $100 to $150 million             0.10% of average daily net assets
         Over $150 million                0.05% of average daily net assets

  For the six months ending September 30, 2005, the Women's Equity Fund incurred $34,689 in administration fees.

  U.S. Bank, N.A., an affiliate of the Administrator, serves as custodian to the Fund.

  Quasar Distributors, LLC, (the "Distributor"), acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

  Certain officers of the Trust are also officers and/or directors of the Administrator or Distributor.

  For the six months ending September 30, 2005, the Women's Equity Fund was allocated $5,000 in Chief Compliance Officer Fees.

 NOTE 4 - DISTRIBUTION PLAN

  The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may pay a fee to the Advisor as Distribution Coordinator at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to the Distribution Coordinator as compensation for distribution-related activities, not reimbursement for specific expenses incurred. For the six months ending September 30, 2005, pursuant to the plan, the Fund paid fees of $43,361 to the Advisor.

 NOTE 5 - PURCHASES AND SALES OF SECURITIES

  The cost of purchases and the proceeds from the sale of securities for the six months ending September 30, 2005 excluding short-term investments, were $5,142,709 and $2,430,376, respectively, for the Women's Equity Fund.

 NOTE 6 - DISTRIBUTIONS TO SHAREHOLDERS

  On December 14, 2004, a distribution of $0.0188 per share was declared. The dividend was paid on December 15, 2004, to shareholders of record on December 15, 2005. The tax character of distributions paid during the years ended March 31, 2005 and 2004 was a follows:
                                            2005                2004
                                            ----                ----
     Distributions paid from:
         Ordinary Income                   $25,989            $     --

  Effective March 31, 2005 the Fund changed its tax year end from January 31 to March 31. As of March 31, 2005, the components of distributable earnings on a tax basis were as follows:

  Cost of investments (a)<F12>                                  $26,857,087
                                                                -----------
                                                                -----------
  Gross tax unrealized appreciation                               6,261,013
  Gross tax unrealized depreciation                                (515,323)
                                                                -----------
  Net tax unrealized appreciation                               $ 5,745,690
                                                                -----------
                                                                -----------
  For the tax year ended 1/31/05:
  Undistributed ordinary income                                 $    21,674
  Undistributed long-term capital gain                                5,006
                                                                -----------
  Total distributable earnings                                  $    26,680
                                                                -----------
                                                                -----------
  For the tax period ended 3/31/05:
  Undistributed ordinary income                                 $    47,576
  Capital loss carryforward                                          (2,910)
                                                                -----------
  Total distributable earnings                                  $    44,666
                                                                -----------
                                                                -----------
  Total accumulated earnings/(losses)                           $ 5,817,036
                                                                -----------
                                                                -----------

(a)<F12> At March 31, 2005, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes.

 NOTE 7 - INVESTMENTS IN RESTRICTED SECURITIES

  Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund's investment objective and investment strategies. The Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund's net assets would be invested in illiquid securities.

                      Acquisition  Principal                           % Net
Security                 Date        Amount      Cost        Value     Assets
--------                 ----        ------      ----        -----     ------
BlueOrchard
Microfinance
Securities I, LLC,
4.936%, 7/31/11         7/26/04     $500,000   $500,000    $510,000     1.5%

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

  The overall management of the business and affairs of the Trust is vested with its Board of Trustees (the "Board"). The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. The day-to-day operations of the Trust are delegated to its Officers, subject to the Fund's investment objectives, strategies, and policies and to general supervision by the Board.

  The current Trustees and Officers of the Trust, their birth dates and positions with the Trust, term of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held are set forth in the table below. Unless noted otherwise, each person has held the position listed for a minimum of five years.


                                                                                               NUMBER
                                                                                               OF PORTFOLIOS
                                                  TERM OF         PRINCIPAL                    IN FUND
                                POSITION          OFFICE AND      OCCUPATION                   COMPLEX***<F15>       OTHER
NAME, ADDRESS                   WITH              LENGTH OF       DURING PAST                  OVERSEEN BY           DIRECTORSHIPS
AND AGE                         THE TRUST         TIME SERVED     FIVE YEARS                   TRUSTEES              HELD
-------                         ---------         -----------     ----------                   --------              ----
                                                 INDEPENDENT TRUSTEES OF THE TRUST
                                                 ---------------------------------
Dorothy A. Berry*<F13>          Chairman          Indefinite      President, Talon             1                     None.
(born 1943)                     and               Term            Industries, Inc.
2020 E. Financial Way           Trustee           since           (administrative,
Suite 100                                         May 1991.       management and business
Glendora, CA 91741                                                consulting); formerly
                                                                  Chief Operating Officer,
                                                                  Integrated Asset
                                                                  Management (investment
                                                                  advisor and manager) and
                                                                  formerly President, Value
                                                                  Line, Inc. (investment
                                                                  advisory and financial
                                                                  publishing firm).

Wallace L. Cook*<F13>           Trustee           Indefinite      Financial Consultant;        1                     None.
(born 1939)                                       Term            formerly Senior Vice
2020 E. Financial Way                             since           President, Rockefeller
Suite 100                                         May 1991.       Trust Co.; Financial
Glendora, CA 91741                                                Counselor, Rockefeller
                                                                  & Co.

Carl A. Froebel*<F13>           Trustee           Indefinite      Owner, Golf Adventures,      1                     None.
(born 1938)                                       Term            LLC, (Vacation Services).
2020 E. Financial Way                             since           Formerly President and
Suite 100                                         May 1991.       Founder, National Investor
Glendora, CA 91741                                                Data Services, Inc.
                                                                  (investment related
                                                                  computer software).

Rowley W.P. Redington*<F13>     Trustee           Indefinite      President; Intertech         1                     None.
(born 1944)                                       Term            Computer Services Corp.
2020 E. Financial Way                             since           (computer services and
Suite 100                                         May 1991.       consulting).
Glendora, CA 91741
                                                  INTERESTED TRUSTEE OF THE TRUST
                                                  -------------------------------
Steven J. Paggioli**<F14>       Trustee           Indefinite      Consultant since July        1                     Trustee,
(born 1950)                                       Term            2001; formerly, Executive                          Managers
2020 E. Financial Way                             since           Vice President, Investment                         Funds;
Suite 100                                         May 1991.       Company Administration,                            Trustee,
Glendora, CA 91741                                                LLC ("ICA") (mutual                                Managers
                                                                  fund administrator).                               AMG Funds.

                                                       OFFICERS OF THE TRUST
                                                       ---------------------
Robert M. Slotky                President         Indefinite      Vice President, U.S.         1                     Not
(born 1947)                                       Term since      Bancorp Fund Services,                             Applicable.
2020 E. Financial Way                             August 2002.    LLC since July 2001;
Suite 100                       Chief             Indefinite      formerly, Senior Vice
Glendora, CA 91741              Compliance        Term since      President, ICA (May
                                Officer           September       1997-July 2001).
                                                  2004
Eric W. Falkeis                 Treasurer         Indefinite      Vice President, U.S.         1                     Not
(born 1973)                                       Term            Bancorp Fund Services,                             Applicable.
615 East Michigan St.                             since           LLC since 1997; Chief
Milwaukee, WI 53202                               August 2002.    Financial Officer, Quasar
                                                                  Distributors, LLC since
                                                                  2000.

Chad E. Fickett                 Secretary         Indefinite      Vice President, U.S.         1                     Not
(born 1973)                                       Term            Bancorp Fund Services,                             Applicable.
615 East Michigan St.                             since           LLC since July 2000.
Milwaukee, WI 53202                               March 2002.


*<F13> Denotes those Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act.
**<F14> Denotes Trustee who is an "interested person" of the Trust under the 1940 Act. Mr. Paggioli is an interested person of the Trust by virtue of his prior relationship with Quasar Distributors, LLC, the Fund's principal underwriter.
***<F15> The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors. The term "Fund Complex" applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment advisor with any other series.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

   At a meeting held on August 17, 2005, the Board (including the Independent Trustees) considered and approved the continuance of the Advisory Agreement for a period ending August 31, 2006. Prior to the meeting, the Independent Trustees had requested detailed information from the Advisor regarding the Fund. This information together with the information provided to the Independent Trustees throughout the course of year formed the primary (but not exclusive) basis for the Board's determinations. Below is a summary of the factors considered by the Board and the conclusions thereto that formed the basis for the Board approving the continuance of the Advisory Agreement:

1. THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENT. The Board considered the Advisor's specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel at the Advisor involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor's compliance record, and the Advisor's business continuity plan. The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board's knowledge of the Advisor's operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss various marketing and compliance topics. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

2. THE FUND'S HISTORICAL YEAR-TO-DATE PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR. In assessing the quality of the portfolio management delivered by the Advisor, the Trustees reviewed the short-term and long-term performance of the Fund on both an absolute basis, and in comparison to its peer funds as classified by Lipper.

     The Board noted that the Fund's three- and five-year performance were each above the median of its peer group. The Board also noted that although the Fund's one-year performance was below the median of its peer group, it was ranked in the third quartile. The Board noted also noted that the Fund was subject to social investment criteria, which may have resulted in the Fund passing up certain investment opportunities. The Trustees concluded that the Advisor's performance was satisfactory under current market conditions.

3. THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR'S FEES UNDER THE ADVISORY AGREEMENT. In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to its peer funds and separate accounts for other types of clients advised by the Advisor, as well as all expense waivers and reimbursements and the portion of the advisory fees paid to the Sub-Advisor.

     The Board noted that the Advisor had agreed to maintain an annual expense ratio of 1.50%. The Trustees noted that, while the Fund's advisory fee and total expense ratio were above its peer group median, the expense structure was within the range of the Fund's peer group and in line with the fees charged by the Advisor and Sub-Advisor, respectively, to their other investment management clients and were not excessive. The sub-advisory fee received by the Sub-Advisor was the same as the advisory gee it receives for other funds it advises. Finally, the Trustees noted that the advisor paid all the fees of the Fund's Sub-Advisor.

4. ECONOMIES OF SCALE. The Board also considered that economies of scale would be expected to be realized by the Advisor as the assets of the Fund grow. The Board noted that although the Fund does not have advisory fee breakpoints, the Advisor has contractually agreed to reduce its advisory fees or reimburse expenses through the specified period so that the Fund does not exceed its specified expense limitation. The Board concluded that there were no effective economies of scale to be shared by the Advisor at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.

5. THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND. The Board reviewed the Advisor's financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Fund. The Board considered the Advisor's profitability report and considered that the additional benefits derived by the Advisor from its relationship with the Fund, namely benefits received in exchange for "soft dollars" and the 12b-1 fees paid to the Advisor. After such review, the Board determined that the profitability rates to the Advisor with respect to the Advisory Agreement are not excessive, and that the Advisor had maintained adequate profit levels to support the services to the Fund.

   No single factor was determinative of the Board's decision to approve the continuance of the Advisory Agreement, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable to the Fund, and that the Fund's shareholders received reasonable value in return for the advisory fees paid. The Board (including a majority of the Independent Trustees) therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

  The Women's Equity Fund files its complete schedule of portfolio holdings for its first and third quarters with the SEC on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling (866) 811-0221.
Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov.

INFORMATION ABOUT PROXY VOTING (Unaudited)

  A description of the policies and procedures that the Women's Equity Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 811-0221. Furthermore, you can obtain the Fund's proxy voting policies and procedures on the Fund's website at www.womens-equity.com or through the SEC's website at www.sec.gov.
---------------------                                 -----------

  Information regarding how the Women's Equity Fund voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 is available without charge, upon request, by calling (866) 811-0221. Furthermore, you can obtain the Fund's proxy voting records on the Fund's website at www.womens-equity.com or through the SEC's website at www.sec.gov.
           ---------------------                                 ------------

                               INVESTMENT ADVISOR
                                FEMMX FINANCIAL
                              Linda Pei, President
                         625 Market Street, 16th Floor
                        San Francisco, California  94105
                             www.womens-equity.com
                                 (415) 547-9135
                                 (888) 552-9363

                                  DISTRIBUTOR
                            QUASAR DISTRIBUTORS, LLC
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202

                                   CUSTODIAN
                        U.S. BANK, NATIONAL ASSOCIATION
                               425 Walnut Street
                            Cincinnati, Ohio  45202

                                 TRANSFER AGENT
                        U.S. BANCORP FUND SERVICES, LLC
                                  P.O. Box 701
                        Milwaukee, Wisconsin  53201-0701
                                 (866) 811-0221

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                            TAIT, WELLER & BAKER LLP
                         1818 Market Street, Suite 2400
                       Philadelphia, Pennsylvania  19103

                                 LEGAL COUNSEL
                     PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                             Julie Allecta, Partner
                           Nicole Gerrard, Associate
                          55 Second Street, 24th Floor
                        San Francisco, California  94105

                              Women's Equity Fund
                                 Symbol - FEMMX
                               CUSIP - 742935604

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
-------------------------------------------------------------

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant's board of trustees. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees for the period.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------
(a) The Registrant's President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
------------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------

     By (Signature and Title/s/ Robert M. Slotky
                            --------------------
                            Robert M. Slotky, President

     Date  December 8, 2005
           ----------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F16>/s/ Robert M. Slotky
                                   --------------------
                                   Robert M. Slotky, President

     Date  December 8, 2005
           ----------------

     By (Signature and Title)*<F16>/s/ Eric W. Falkeis
                                   -------------------
                                   Eric W. Falkeis, Treasurer

     Date  December 7, 2005
           ----------------

*<F16> Print the name and title of each signing officer under his or her signature.